Shareholder Fees - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO	Dec. 06, 2023 USD ($)
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none